Net interest income - Summary of net interest income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Net Interest Income [Abstract]
Interest income on loans	€ 7,634	€ 6,999
Interest income on financial assets at fair value through OCI	184	189
Interest income on debt securities at amortised cost	248	223
Interest income on non-trading derivatives (hedge accounting)	1,631	1,131
Negative interest on liabilities	758	770
Total interest income using effective interest rate method	10,455	9,313
Interest income on financial assets at fair value through profit or loss	291	220
Interest income on non-trading derivatives (no hedge accounting)	1,045	1,140
Interest income other	11	8
Total other interest income	1,347	1,368
Total interest income	11,802	10,680
Interest expense on deposits from banks	110	71
Interest expense on customer deposits	673	479
Interest expense on debt securities in issue	652	621
Interest expense on subordinated loans	316	271
Negative interest on assets	249	276
Interest expense on non-trading derivatives (hedge accounting)	1,551	817
Total interest expense using effective interest rate method	3,552	2,534
Interest expense on financial liabilities at fair value through profit or loss	248	158
Interest expense on non-trading derivatives (no hedge accounting)	880	934
Interest expense on lease liabilities	7	7
Interest expense other	33	26
Total other interest expense	1,168	1,125
Total interest expense	4,720	3,659
Net interest income	€ 7,082	€ 7,021